Shareholder Fees	Aug. 05, 2025
Cullen Emerging Markets High Dividend Fund - Class R6
Prospectus [Line Items]
Redemption Fee (as a percentage of Amount Redeemed)	(2.00%)	[1]

[1]	You will be charged a 2% redemption fee if you redeem or exchange shares of the Emerging Markets High Dividend Fund within seven (7) days of purchase. The redemption fee is payable to the Emerging Markets High Dividend Fund and is intended to benefit the remaining shareholders by reducing the cost of short-term trading. The Emerging Markets High Dividend Fund’s Transfer Agent charges a $15 wire redemption fee to shareholders who elect to redeem by wire transfer.